Trade, Other Receivables and Other current assets (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Trade, Other Receivables and Other current assets

(€’000)	As at 31 December,
	2019	2018
Trade receivables	156	277
Advance deposits	149	90
Net Investment in Lease	253	—
Other receivables	—	—

Total Trade and Other receivables	558	367

Current Grant receivables (RCAs)	693	—
Current Grant receivables (Others)	993	—

Total Current Grant receivables	1,686	—

Prepaid expenses	647	593
VAT receivable	356	255
Income and other tax receivables	251	737

Total Other current assets	1,253	1,585

Total Trade receivables, advances and other current assets	3,497	1,952